SUBSEQUENT EVENTS - Additional Information (Details) $ in Thousands, ¥ in Millions	Aug. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
SUBSEQUENT EVENTS
Long-Term Line of Credit			$ 441,335	$ 461,166
Subsequent Event [Member] | Industrial and Commercial Bank of China [Member]
SUBSEQUENT EVENTS
Long-Term Line of Credit	$ 87,040	¥ 600
Line of Credit Facility, Maximum Borrowing Capacity	$ 87,040	¥ 600
Line of Credit Facility, Expiration Date	Oct. 30, 2024
Debt Instrument, Term	10 years